SCHEDULE OF COMPANY ENTITIES EQUITY METHOD INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 02, 2021
Registered capital	$ 503,224	$ 503,225
Wang And Lee Group Inc [Member]
Ownership percentage	Group Holding Company
Registered capital	$ 8,350,003
Ownership percentage			100.00%
Wang And Lee Holdings Inc [Member]
Registered capital	$ 100
Ownership percentage	100.00%
Wang And Lee Contracting Limited [Member]
Registered capital	$ 503,225
Ownership percentage	100.00%